Pioneer Municipal High Income Opportunities Fund, Inc.
Schedule of Investments | July 31, 2025

Schedule of Investments  |  7/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 59.3%
	Municipal Bonds — 59.3% of Net Assets(a)
	Alabama — 1.1%
1,750,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series A, 5.00%, 6/1/54	$ 1,577,100
650,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series B, 4.75%, 12/1/54	568,282
	Total Alabama	$2,145,382

	Arkansas — 3.5%
5,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 5,054,995
1,750,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	1,711,150
	Total Arkansas	$6,766,145

	California — 4.6%
4,700,000(b)	California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A, 9.50%, 1/1/65 (144A)	$ 4,183,000
2,315,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	2,123,596
11,740,000(c)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	1,116,122
1,400,000(d)	State of California, 5.00%, 3/1/32	1,585,472
	Total California	$9,008,190

	Colorado — 1.4%
3,500,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	$ 2,728,460
	Total Colorado	$2,728,460

	Florida — 1.9%
1,335,000	Capital Trust Authority, Imagine School at West Pasco Project, Series A, 5.50%, 12/15/33 (144A)	$ 1,309,355
2,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.50%, 7/1/53	1,640,000
1,000,000(b)	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 14.00%, 7/15/32 (144A)	730,000
	Total Florida	$3,679,355

1Pioneer Municipal High Income Opportunities Fund, Inc. | 7/31/25

Principal Amount USD ($)		Value
	Illinois — 3.9%
9,500,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/50	$ 7,679,135
	Total Illinois	$7,679,135

	Indiana — 1.8%
1,250,000	Indiana Finance Authority, Marquette Project, Series A, 5.375%, 3/1/55	$ 1,191,475
2,500,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	2,313,550
	Total Indiana	$3,505,025

	Iowa — 0.8%
1,700,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 1,605,735
	Total Iowa	$1,605,735

	Louisiana — 1.8%
3,445,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.75%, 9/1/64	$ 3,500,809
	Total Louisiana	$3,500,809

	Maryland — 0.8%
1,500,000(d)	State of Maryland, Series A, 5.00%, 6/1/29	$ 1,637,505
	Total Maryland	$1,637,505

	Massachusetts — 2.4%
1,540,000(d)	Commonwealth of Massachusetts, Series B, 5.00%, 6/1/33	$ 1,746,622
1,540,000(d)	Commonwealth of Massachusetts, Series B, 5.00%, 6/1/35	1,749,117
730,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.50%, 12/1/44 (144A)	701,318
590,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.875%, 12/1/60 (144A)	531,271
	Total Massachusetts	$4,728,328

	Minnesota — 0.7%
1,430,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	$ 1,314,799
	Total Minnesota	$1,314,799

Pioneer Municipal High Income Opportunities Fund, Inc. | 7/31/252

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	New Jersey — 0.8%
960,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.00%, 7/1/31	$ 1,077,552
425,000	New Jersey Educational Facilities Authority, Princeton University, Series B, 5.00%, 7/1/32	480,420
	Total New Jersey	$1,557,972

	New York — 15.1%
5,300,000	Chautauqua Tobacco Asset Securitization Corp., 5.00%, 6/1/48	$ 4,454,385
3,505,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.00%, 6/1/35	3,143,845
7,915,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/45	6,896,419
5,000,000	New York Transportation Development Corp., Series A, 5.25%, 1/1/50	4,800,250
1,280,000	New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A, 5.50%, 12/31/60	1,237,760
900,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	911,115
9,615,000	Westchester County Local Development Corp., Purchase Senior Learning Community, 5.00%, 7/1/56 (144A)	8,160,154
	Total New York	$29,603,928

	North Carolina — 0.3%
625,000(b)	North Carolina Medical Care Commission, Duke University Health System, Series B, 5.00%, 6/1/55	$ 668,100
	Total North Carolina	$668,100

	Ohio — 1.3%
3,125,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 2,538,437
	Total Ohio	$2,538,437

	Oklahoma — 0.5%
800,000	Tulsa Municipal Airport Trust Trustees, American Airlines, Inc. Project, 6.25%, 12/1/35	$ 879,992
	Total Oklahoma	$879,992

	Puerto Rico — 9.7%
7,673,960(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/37	$ 7,215,901
1,796,000(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/41	1,564,532
3Pioneer Municipal High Income Opportunities Fund, Inc. | 7/31/25

Principal Amount USD ($)		Value
	Puerto Rico — (continued)
3,624,000(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	$ 3,012,486
1,340,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	1,255,191
1,252,000(b)	Puerto Rico Industrial Development Co., 7.00%, 1/1/54	1,166,789
5,103,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 5.00%, 7/1/58	4,644,751
	Total Puerto Rico	$18,859,650

	Texas — 3.5%
1,635,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	$ 1,400,165
2,200,000	Greater Texas Cultural Education Facilities Finance Corp., Texas Biomedical Research Institute Project, Series A, 5.25%, 6/1/54	2,158,002
3,500,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segment 3 LLC Project, 5.00%, 6/30/58	3,195,920
	Total Texas	$6,754,087

	Utah — 0.2%
400,000	MIDA Mountain Village Public Infrastructure District, Series 1, 5.125%, 6/15/54 (144A)	$ 369,860
	Total Utah	$369,860

	Virginia — 1.2%
2,955,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	$ 2,341,453
	Total Virginia	$2,341,453

	Washington — 1.1%
755,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.50%, 7/1/50 (144A)	$ 733,445
1,500,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.75%, 7/1/60 (144A)	1,499,070
	Total Washington	$2,232,515

Pioneer Municipal High Income Opportunities Fund, Inc. | 7/31/254

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Wisconsin — 0.9%
1,800,000	Public Finance Authority, Senior Lien-Puerto Rico Tollroads LLC, Series A, 5.75%, 7/1/54	$ 1,806,984
	Total Wisconsin	$1,806,984

	Total Municipal Bonds (Cost $118,908,410)	$115,911,846

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 59.3% (Cost $118,908,410)	$115,911,846
	OTHER ASSETS AND LIABILITIES — 40.7%	$79,612,886
	net assets — 100.0%	$195,524,732

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $26,651,255, or 13.6% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2025.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Represents a General Obligation Bond.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$115,911,846	$—	$115,911,846
Total Investments in Securities	$—	$115,911,846	$—	$115,911,846
During the period ended July 31, 2025, there were no transfers in or out of Level 3.
5Pioneer Municipal High Income Opportunities Fund, Inc. | 7/31/25